SCHEDULE OF INTANGIBLE ASSETS (Details) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Purchase software	$ 90	$ 59
Less: Amortization of software	(17)	(1)
Total	$ 73	$ 58